Financial Instruments (Details) - Schedule of Classification of Financial Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 109,723	$ 73,922
Financial liabilities	4,948	5,747
Financial liabilities at fair value through other comprehensive income: Cash flow hedges [Member]
Financial assets
Financial liabilities	457	13
Financial assets at fair value through profit or loss: Foreign exchange forward contracts [Member]
Financial assets
Financial liabilities	9
Financial liabilities measured at amortized cost: Bank loans [Member]
Financial assets
Financial liabilities	274	746
Financial liabilities measured at amortized cost: Leases [Member]
Financial assets
Financial liabilities	4,665	5,001
Financial liabilities at amortised cost, class [member]
Financial assets
Financial liabilities	4,939	5,747
Financial assets at fair value through profit or loss: Foreign exchange forward contracts [Member]
Financial assets
Financial assets		2
Financial assets at fair value through other comprehensive income: Marketable debt securities [Member]
Financial assets
Financial assets		12,832
Financial assets at cost: Cash and cash equivalent [Member]
Financial assets
Financial assets	70,197	42,662
Financial assets at cost: Short term bank deposits [Member]
Financial assets
Financial assets	39,069	18,413
Total assets measured at fair value through other comprehensive income [Member]
Financial assets
Financial assets	$ 109,723	$ 73,920